Vessels, Net and Other Fixed Assets, Net	6 Months Ended
Jun. 30, 2013
Vessels, Net And Other Fixed Assets, Net [Abstract]
Vessels, Net and Other Fixed Assets, Net

4.Vessels, Net and Other Fixed Assets, Net

The decrease of $7,476,003 for the six months ended June 30, 2013 in the carrying value of vessels to $393,630,069 is attributable to the depreciation charge for the period.

All the Company’s vessels are first-priority mortgaged as collateral to secure the bank loans discussed in Note 6. No impairment loss was recorded during the six months ended June 30, 2013.

The decrease of $29,744 for the six months ended June 30, 2013 in the carrying value of other fixed assets to $192,618 is attributable to the depreciation charge for the period.